Cash and cash equivalents	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents
Cash and cash equivalents

6.                            Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	2013	2012

Cash	$9,064	$5,737
Cash equivalents (1)	20,732	58,078

	$29,796	$63,815

(1)                       The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.